MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2023

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 77.0%
Communication Services - 1.1%
Comcast Corp., Class A (A)	31,500	$1,396,710
Lumen Technologies, Inc. * (B)	124,000	176,080
		1,572,790
Consumer Discretionary - 7.1%
Las Vegas Sands Corp. (A)	123,900	5,679,576
Lowe's Cos., Inc. (A)	11,000	2,286,240
Nordstrom, Inc. (A)	156,000	2,330,640
		10,296,456
Consumer Staples - 9.6%
Archer-Daniels-Midland Co. (A)	28,000	2,111,760
Colgate-Palmolive Co. (A)	41,000	2,915,510
Constellation Brands, Inc., Class A (A)	9,000	2,261,970
Keurig Dr Pepper, Inc. (A)	74,000	2,336,180
PepsiCo, Inc. (A)	10,000	1,694,400
Target Corp. (A)	23,500	2,598,395
		13,918,215
Energy - 13.3%
APA Corp. (A)	102,700	4,220,970
Baker Hughes Co. (A)	45,500	1,607,060
Diamondback Energy, Inc. (A)	20,500	3,175,040
EOG Resources, Inc. (A)	21,000	2,661,960
Transocean Ltd. * (A)	940,000	7,717,400
		19,382,430
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp., REIT (A)	24,500	4,029,025
Financials - 7.9%
BlackRock, Inc. (A)	5,700	3,684,993
CME Group, Inc. (A)	8,000	1,601,760
JPMorgan Chase & Co. (A)	11,000	1,595,220
Morgan Stanley (A)	18,000	1,470,060
PayPal Holdings, Inc. * (A)	53,800	3,145,148
		11,497,181
Health Care - 16.3%
Abbott Laboratories (A)	29,000	2,808,650
Agilent Technologies, Inc. (A)	14,000	1,565,480
Cencora, Inc. (A)	10,000	1,799,700
CVS Health Corp. (A)	48,500	3,386,270
Danaher Corp. (A)	16,000	3,969,600
Elevance Health, Inc. (A)	8,200	3,570,444
Medtronic PLC (A)	53,300	4,176,588
Pfizer, Inc. (A)	74,000	2,454,580
		23,731,312
Industrials - 3.8%

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2023

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

3M Co.		12,500	1,170,250
Fastenal Co. (A)		42,000	2,294,880
United Parcel Service, Inc., Class B (A)		13,300	2,073,071
			5,538,201
Information Technology - 3.8%
Ciena Corp. * (A)		37,500	1,772,250
Microsoft Corp. (A)		5,000	1,578,750
Texas Instruments, Inc. (A)		14,000	2,226,140
			5,577,140
Materials - 6.6%
Air Products & Chemicals, Inc. (A)		10,600	3,004,040
Barrick Gold Corp. (A)		244,500	3,557,475
Newmont Corp. (A)		80,000	2,956,000
			9,517,515
Utilities - 4.7%
AES Corp. (A)		234,000	3,556,800
NextEra Energy, Inc. (A)		57,000	3,265,530
			6,822,330
Total Common Stocks ( Cost $135,954,841 )			111,882,595
EXCHANGE TRADED FUNDS - 1.9%
VanEck Gold Miners ETF (A)		104,000	2,798,640
Total Exchange Traded Funds ( Cost $3,417,868 )			2,798,640
SHORT-TERM INVESTMENTS - 22.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.29%		32,594,088	32,594,088
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.36%		151,139	151,139
Total Short-Term Investments ( Cost $32,745,227 )			32,745,227
TOTAL INVESTMENTS - 101.4% ( Cost $172,117,936 )			147,426,462
TOTAL CALL & PUT OPTIONS WRITTEN - (1.0%)			(1,436,535)
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(562,381)
TOTAL NET ASSETS - 100.0%			$145,427,546
*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $113,334,905, represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities, with an aggregate fair value of $143,078, are on loan as part of a securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2023

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at September 30, 2023
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call Options Written
Abbott Laboratories	$110	11/17/23	(290)	$ (3,190,000)	$(6,670)	$(54,172)	$47,502
AES Corp.	20.00	1/19/24	(471)	(942,000)	(4,710)	(16,000)	11,290
Agilent Technologies, Inc.	120.00	1/19/24	(140)	(1,680,000)	(53,200)	(53,425)	225
Air Products & Chemicals, Inc.	300.00	10/20/23	(106)	(3,180,000)	(9,010)	(40,940)	31,931
American Tower Corp., REIT	185.00	10/20/23	(170)	(3,145,000)	(2,550)	(59,324)	56,774
American Tower Corp., REIT	195.00	1/19/24	(40)	(780,000)	(5,400)	(17,159)	11,759
APA Corp.	47.50	10/20/23	(707)	(3,358,250)	(6,009)	(81,096)	75,087
APA Corp.	47.50	11/17/23	(320)	(1,520,000)	(16,000)	(28,470)	12,470
Archer-Daniels-Midland Co.	82.50	10/20/23	(280)	(2,310,000)	(2,100)	(55,711)	53,611
Baker Hughes Co.	34.00	10/20/23	(455)	(1,547,000)	(85,313)	(42,761)	(42,552)
Barrick Gold Corp.	19.00	1/19/24	(1,225)	(2,327,500)	(17,763)	(40,388)	22,625
Written Option Contracts Outstanding at September 30, 2023 (continued)
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

BlackRock, Inc.	$780	10/20/23	(57)	$ (4,446,000)	$(3,135)	$(102,541)	$99,406
Cencora, Inc.	180.00	10/20/23	(100)	(1,800,000)	(37,500)	(45,897)	8,397
Ciena Corp.	45.00	10/20/23	(375)	(1,687,500)	(103,125)	(64,526)	(38,599)
CME Group, Inc.	210.00	12/15/23	(80)	(1,680,000)	(27,200)	(25,873)	(1,327)
Colgate-Palmolive Co.	77.50	10/20/23	(410)	(3,177,500)	—	(36,477)	36,477
Comcast Corp., Class A	47.50	10/20/23	(315)	(1,496,250)	(3,150)	(36,950)	33,800
Constellation Brands, Inc., Class A	270.00	1/19/24	(90)	(2,430,000)	(49,050)	(78,209)	29,159
CVS Health Corp.	72.50	11/17/23	(485)	(3,516,250)	(79,298)	(65,596)	(13,702)
Danaher Corp.	260.00	10/20/23	(160)	(4,160,000)	(28,000)	(104,794)	76,794
Diamondback Energy, Inc.	160.00	10/20/23	(205)	(3,280,000)	(34,338)	(50,253)	15,916
Elevance Health, Inc.	480.00	10/20/23	(40)	(1,920,000)	(5,200)	(51,958)	46,758
Elevance Health, Inc.	470.00	1/19/24	(42)	(1,974,000)	(50,610)	(58,266)	7,656
EOG Resources, Inc.	135.00	10/20/23	(210)	(2,835,000)	(15,225)	(56,418)	41,193
Fastenal Co.	60.00	11/17/23	(420)	(2,520,000)	(10,500)	(66,767)	56,267
JPMorgan Chase & Co.	150.00	12/15/23	(110)	(1,650,000)	(42,900)	(42,786)	(114)
Keurig Dr Pepper, Inc.	34.00	10/20/23	(370)	(1,258,000)	(2,775)	(27,369)	24,594
Keurig Dr Pepper, Inc.	35.00	10/20/23	(123)	(430,500)	(922)	(9,919)	8,996
Keurig Dr Pepper, Inc.	35.00	11/17/23	(134)	(469,000)	(1,340)	(9,242)	7,902
Keurig Dr Pepper, Inc.	35.00	1/19/24	(113)	(395,500)	(3,107)	(6,664)	3,556
Las Vegas Sands Corp.	65.00	10/20/23	(52)	(338,000)	—	(6,186)	6,186
Las Vegas Sands Corp.	50.00	11/17/23	(1,187)	(5,935,000)	(107,424)	(118,661)	11,238
Lowe's Cos., Inc.	230.00	10/20/23	(110)	(2,530,000)	(1,815)	(57,636)	55,821
Medtronic PLC	87.50	1/19/24	(533)	(4,663,750)	(46,904)	(96,100)	49,196
Microsoft Corp.	325.00	11/17/23	(50)	(1,625,000)	(44,000)	(40,448)	(3,552)
Morgan Stanley	92.50	1/19/24	(180)	(1,665,000)	(19,800)	(36,648)	16,848
Newmont Corp.	45.00	1/19/24	(800)	(3,600,000)	(42,000)	(79,423)	37,423
NextEra Energy, Inc.	72.50	12/15/23	(570)	(4,132,500)	(4,275)	(77,425)	73,150
Nordstrom, Inc.	25.00	10/20/23	(1,560)	(3,900,000)	(3,120)	(84,334)	81,214
PayPal Holdings, Inc.	70.00	11/17/23	(538)	(3,766,000)	(35,508)	(109,875)	74,367

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2023

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

PepsiCo, Inc.	180.00	1/19/24	(100)	(1,800,000)	(26,250)	(47,538)	21,288
Pfizer, Inc.	37.50	11/17/23	(188)	(705,000)	(2,444)	(14,094)	11,650
Pfizer, Inc.	38.00	1/19/24	(552)	(2,097,600)	(21,528)	(35,311)	13,783
Target Corp.	140.00	11/17/23	(235)	(3,290,000)	(6,932)	(57,840)	50,908
Texas Instruments, Inc.	170.00	12/15/23	(140)	(2,380,000)	(45,150)	(58,788)	13,638
Transocean Ltd.	9.00	11/17/23	(8,200)	(7,380,000)	(291,100)	(409,749)	118,649
United Parcel Service, Inc., Class B	180.00	10/20/23	(133)	(2,394,000)	(465)	(42,423)	41,957
VanEck Gold Miners ETF	33.00	1/19/24	(1,040)	(3,432,000)	(31,720)	(76,928)	45,208
Total Call Options Written					$(1,436,535)	$(2,879,358)	$1,442,823
Total Options Written, at Value					$(1,436,535)	$(2,879,358)	$1,442,823

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2023

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange or on NASDAQ are valued at the bid price. Options are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their net asset value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board (the "FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·Level 1 - unadjusted quoted prices in active markets for identical investments

·Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

·Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2023. As of and during the period ended September 30, 2023, the Fund did not hold securities deemed as Level 3 securities.

The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Value at 9/30/23
Assets:1
Common Stocks	$111,882,595	$-	$-	$111,882,595
Exchange Traded Funds	2,798,640	-	-	2,798,640
Short-Term Investments	32,745,227	-	-	32,745,227
	$147,426,462	$-	$-	$147,426,462
Liabilities:[1]
Options Written	$(1,436,535)	$-	$-	$(1,436,535)
[1] Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, and results of operations.

The following table presents the types of derivatives in the Fund and their effect:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives

Derivatives accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement Assets and Liabilities Location	Fair Value
Equity	Options purchased	$ -	Options written	$ (1,436,535)

        4